Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION:

Subsequent to May 31, 2017, certain subsidiaries of the Company which were previously included as Subsidiary Guarantors (as defined below) became Subsidiary Nonguarantors (as defined below) under the Company’s existing indentures. The following information sets forth the condensed consolidating balance sheets as of May 31, 2017, and February 28, 2017, the condensed consolidating statements of comprehensive income for the three months ended May 31, 2017, and May 31, 2016, and the condensed consolidating statements of cash flows for the three months ended May 31, 2017, and May 31, 2016, for the parent company, our combined subsidiaries which guarantee our senior notes (“Subsidiary Guarantors”), our combined subsidiaries which are not Subsidiary Guarantors (primarily foreign subsidiaries) (“Subsidiary Nonguarantors”) and the Company, as if the new Subsidiary Nonguarantors had been in place as of and for all periods presented. The Subsidiary Guarantors are 100% owned, directly or indirectly, by the parent company and the guarantees are joint and several obligations of each of the Subsidiary Guarantors. The guarantees are full and unconditional, as those terms are used in Rule 3-10 of Regulation S-X, except that a Subsidiary Guarantor can be automatically released and relieved of its obligations under certain customary circumstances contained in the indentures governing our senior notes. These customary circumstances include, so long as other applicable provisions of the indentures are adhered to, the termination or release of a Subsidiary Guarantor’s guarantee of other indebtedness or upon the legal defeasance or covenant defeasance or satisfaction and discharge of our senior notes. Separate financial information for our Subsidiary Guarantors is not presented because we have determined that such financial information would not be material to investors. The accounting policies of the parent company, the Subsidiary Guarantors and the Subsidiary Nonguarantors are the same as those described for the Company in Note 1 of our consolidated financial statements included in our 2017 Annual Report, and include the recently adopted accounting guidance described in Note 2 herein. There are no restrictions on the ability of the Subsidiary Guarantors to transfer funds to us in the form of cash dividends, loans or advances.

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Balance Sheet at May 31, 2017
Current assets:
Cash and cash equivalents	$32.6	$6.4	$160.1	$—	$199.1
Accounts receivable	1.7	9.8	820.5	—	832.0
Inventories	170.8	1,425.9	523.7	(183.5)	1,936.9
Intercompany receivable	22,784.6	31,848.6	15,813.9	(70,447.1)	—
Prepaid expenses and other	90.6	62.7	319.2	(80.0)	392.5
Total current assets	23,080.3	33,353.4	17,637.4	(70,710.6)	3,360.5
Property, plant and equipment	70.1	680.0	3,436.8	—	4,186.9
Investments in subsidiaries	17,551.5	268.6	5,486.3	(23,306.4)	—
Goodwill	—	6,185.6	1,786.7	—	7,972.3
Intangible assets	—	722.1	2,567.6	—	3,289.7
Intercompany notes receivable	5,129.9	2,178.4	—	(7,308.3)	—
Other assets	17.8	4.9	127.3	—	150.0
Total assets	$45,849.6	$43,393.0	$31,042.1	$(101,325.3)	$18,959.4

Current liabilities:
Notes payable to banks	$485.0	$—	$503.1	$—	$988.1
Current maturities of long-term debt	4.5	15.0	126.7	—	146.2
Accounts payable	35.7	147.5	375.6	—	558.8
Intercompany payable	32,047.5	24,308.6	14,091.0	(70,447.1)	—
Other accrued expenses and liabilities	201.8	274.3	121.5	(108.3)	489.3
Total current liabilities	32,774.5	24,745.4	15,217.9	(70,555.4)	2,182.4
Long-term debt, less current maturities	5,638.1	8.1	2,431.0	—	8,077.2
Deferred income taxes	13.6	687.4	434.5	—	1,135.5
Intercompany notes payable	—	4,690.1	2,618.2	(7,308.3)	—
Other liabilities	33.7	10.6	122.2	—	166.5
Total liabilities	38,459.9	30,141.6	20,823.8	(77,863.7)	11,561.6
Total CBI stockholders’ equity	7,389.7	13,251.4	10,210.2	(23,461.6)	7,389.7
Noncontrolling interests	—	—	8.1	—	8.1
Total stockholders’ equity	7,389.7	13,251.4	10,218.3	(23,461.6)	7,397.8
Total liabilities and stockholders’ equity	$45,849.6	$43,393.0	$31,042.1	$(101,325.3)	$18,959.4

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Balance Sheet at February 28, 2017
Current assets:
Cash and cash equivalents	$9.6	$5.3	$162.5	$—	$177.4
Accounts receivable	2.4	18.1	716.5	—	737.0
Inventories	162.3	1,456.6	502.8	(166.6)	1,955.1
Intercompany receivable	21,894.2	30,298.2	14,985.4	(67,177.8)	—
Prepaid expenses and other	40.4	69.1	235.2	15.8	360.5
Total current assets	22,108.9	31,847.3	16,602.4	(67,328.6)	3,230.0
Property, plant and equipment	69.5	680.1	3,183.2	—	3,932.8
Investments in subsidiaries	16,965.2	267.2	5,370.3	(22,602.7)	—
Goodwill	—	6,185.5	1,735.0	—	7,920.5
Intangible assets	—	810.2	2,567.5	—	3,377.7
Intercompany notes receivable	5,074.5	2,155.5	—	(7,230.0)	—
Other assets	17.9	4.5	119.0	—	141.4
Total assets	$44,236.0	$41,950.3	$29,577.4	$(97,161.3)	$18,602.4

Current liabilities:
Notes payable to banks	$231.0	$—	$375.5	$—	$606.5
Current maturities of long-term debt	767.9	16.2	126.8	—	910.9
Accounts payable	47.6	57.5	454.7	—	559.8
Intercompany payable	30,722.8	23,203.3	13,251.7	(67,177.8)	—
Other accrued expenses and liabilities	270.2	203.5	175.6	(28.9)	620.4
Total current liabilities	32,039.5	23,480.5	14,384.3	(67,206.7)	2,697.6
Long-term debt, less current maturities	5,260.2	11.8	2,448.7	—	7,720.7
Deferred income taxes	13.3	698.0	422.3	—	1,133.6
Intercompany notes payable	—	4,639.4	2,590.6	(7,230.0)	—
Other liabilities	31.8	8.9	125.0	—	165.7
Total liabilities	37,344.8	28,838.6	19,970.9	(74,436.7)	11,717.6

Total CBI stockholders’ equity	6,891.2	13,111.7	9,612.9	(22,724.6)	6,891.2
Noncontrolling interests	—	—	(6.4)	—	(6.4)
Total stockholders’ equity	6,891.2	13,111.7	9,606.5	(22,724.6)	6,884.8
Total liabilities and stockholders’ equity	$44,236.0	$41,950.3	$29,577.4	$(97,161.3)	$18,602.4

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Comprehensive Income for the Three Months Ended May 31, 2017
Sales	$698.8	$1,753.2	$903.3	$(1,240.0)	$2,115.3
Less – excise taxes	(83.6)	(93.4)	(2.8)	—	(179.8)
Net sales	615.2	1,659.8	900.5	(1,240.0)	1,935.5
Cost of product sold	(477.2)	(1,214.6)	(470.3)	1,221.9	(940.2)
Gross profit	138.0	445.2	430.2	(18.1)	995.3
Selling, general and administrative expenses	(105.0)	(281.5)	(43.5)	2.8	(427.2)
Operating income	33.0	163.7	386.7	(15.3)	568.1
Equity in earnings (losses) of equity method investees and subsidiaries	433.5	(11.5)	116.2	(537.8)	0.4
Interest income	—	—	0.1	—	0.1
Intercompany interest income	57.9	117.4	1.2	(176.5)	—
Interest expense	(65.2)	(0.3)	(17.0)	—	(82.5)
Intercompany interest expense	(93.3)	(49.3)	(33.9)	176.5	—
Loss on write-off of debt issuance costs	(6.7)	—	—	—	(6.7)
Income before income taxes	359.2	220.0	453.3	(553.1)	479.4
(Provision for) benefit from income taxes	43.6	(69.6)	(31.9)	(16.2)	(74.1)
Net income	402.8	150.4	421.4	(569.3)	405.3
Net income attributable to noncontrolling interests	—	—	(2.5)	—	(2.5)
Net income attributable to CBI	$402.8	$150.4	$418.9	$(569.3)	$402.8

Comprehensive income attributable to CBI	$590.3	$151.3	$607.6	$(758.9)	$590.3

Condensed Consolidating Statement of Comprehensive Income for the Three Months Ended May 31, 2016
Sales	$623.7	$1,643.9	$1,003.6	$(1,218.2)	$2,053.0
Less – excise taxes	(78.0)	(86.8)	(16.4)	—	(181.2)
Net sales	545.7	1,557.1	987.2	(1,218.2)	1,871.8
Cost of product sold	(451.4)	(1,146.8)	(569.5)	1,177.2	(990.5)
Gross profit	94.3	410.3	417.7	(41.0)	881.3
Selling, general and administrative expenses	(91.4)	(173.6)	(69.1)	5.5	(328.6)
Operating income	2.9	236.7	348.6	(35.5)	552.7
Equity in earnings (losses) of equity method investees and subsidiaries	369.0	(11.3)	100.5	(457.5)	0.7
Interest income	0.1	—	0.3	—	0.4
Intercompany interest income	57.4	96.0	0.9	(154.3)	—
Interest expense	(74.3)	(0.4)	(10.3)	—	(85.0)
Intercompany interest expense	(73.2)	(51.7)	(29.4)	154.3	—
Income before income taxes	281.9	269.3	410.6	(493.0)	468.8
(Provision for) benefit from income taxes	36.4	(103.0)	(94.5)	11.4	(149.7)
Net income	318.3	166.3	316.1	(481.6)	319.1
Net income attributable to noncontrolling interests	—	—	(0.8)	—	(0.8)
Net income attributable to CBI	$318.3	$166.3	$315.3	$(481.6)	$318.3

Comprehensive income attributable to CBI	$314.3	$165.2	$312.0	$(477.2)	$314.3

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Cash Flows for the Three Months Ended May 31, 2017
Net cash provided by (used in) operating activities	$(161.0)	$488.9	$53.7	$—	$381.6

Cash flows from investing activities:
Purchases of property, plant and equipment	(4.8)	(21.9)	(190.4)	—	(217.1)
Payments related to sale of business	—	—	(5.0)	—	(5.0)
Net proceeds from intercompany notes	419.3	—	0.9	(420.2)	—
Net investments in equity affiliates	(5.8)	—	—	5.8	—
Other investing activities	—	—	0.8	—	0.8
Net cash provided by (used in) investing activities	408.7	(21.9)	(193.7)	(414.4)	(221.3)

Cash flows from financing activities:
Dividends paid to parent company	—	—	(8.0)	8.0	—
Net contributions from equity affiliates	—	11.3	2.5	(13.8)	—
Net proceeds from (repayments of) intercompany notes	(1.7)	(450.9)	32.4	420.2	—
Principal payments of long-term debt	(1,876.8)	(4.9)	(31.7)	—	(1,913.4)
Dividends paid	(100.5)	—	—	—	(100.5)
Payments of minimum tax withholdings on stock-based payment awards	—	(21.4)	(0.9)	—	(22.3)
Payments of debt issuance costs	(11.8)	—	—	—	(11.8)
Proceeds from issuance of long-term debt	1,495.5	—	13.0	—	1,508.5
Net proceeds from notes payable	254.0	—	127.3	—	381.3
Proceeds from shares issued under equity compensation plans	16.6	—	—	—	16.6
Net cash provided by (used in) financing activities	(224.7)	(465.9)	134.6	414.4	(141.6)

Effect of exchange rate changes on cash and cash equivalents	—	—	3.0	—	3.0

Net increase (decrease) in cash and cash equivalents	23.0	1.1	(2.4)	—	21.7
Cash and cash equivalents, beginning of period	9.6	5.3	162.5	—	177.4
Cash and cash equivalents, end of period	$32.6	$6.4	$160.1	$—	$199.1

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Cash Flows for the Three Months Ended May 31, 2016
Net cash provided by operating activities	$128.2	$38.5	$529.2	$(350.0)	$345.9

Cash flows from investing activities:
Purchases of property, plant and equipment	(4.1)	(14.9)	(150.4)	—	(169.4)
Purchase of business	—	—	(284.9)	—	(284.9)
Net repayments of intercompany notes	(377.2)	—	—	377.2	—
Net returns of capital from equity affiliates	4.8	—	—	(4.8)	—
Other investing activities	0.1	—	0.3	—	0.4
Net cash used in investing activities	(376.4)	(14.9)	(435.0)	372.4	(453.9)

Cash flows from financing activities:
Dividends paid to parent company	—	—	(357.0)	357.0	—
Net contributions from equity affiliates	—	—	2.2	(2.2)	—
Net proceeds from intercompany notes	275.5	27.6	74.1	(377.2)	—
Principal payments of long-term debt	(16.5)	(5.9)	(71.8)	—	(94.2)
Dividends paid	(79.3)	—	—	—	(79.3)
Payments of minimum tax withholdings on stock-based payment awards	—	(42.5)	(3.0)	—	(45.5)
Payments of debt issuance costs	—	—	(3.2)	—	(3.2)
Proceeds from issuance of long-term debt	—	—	709.5	—	709.5
Net repayments of notes payable	—	—	(379.1)	—	(379.1)
Proceeds from shares issued under equity compensation plans	15.9	—	—	—	15.9
Excess tax benefits from stock-based payment awards	68.8	—	—	—	68.8
Purchases of treasury stock	(1.0)	—	—	—	(1.0)
Net cash provided by (used in) financing activities	263.4	(20.8)	(28.3)	(22.4)	191.9

Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net increase in cash and cash equivalents	15.2	2.8	66.2	—	84.2
Cash and cash equivalents, beginning of period	6.0	3.6	73.5	—	83.1
Cash and cash equivalents, end of period	$21.2	$6.4	$139.7	$—	$167.3

CONDENSED CONSOLIDATING FINANCIAL INFORMATION:

Subsequent to February 28, 2017, certain subsidiaries of the Company which were previously included as Subsidiary Guarantors (as defined below) became Subsidiary Nonguarantors (as defined below) under the Company’s existing indentures. The following information sets forth the condensed consolidating balance sheets as of February 28, 2017, and February 29, 2016, the condensed consolidating statements of comprehensive income for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, and the condensed consolidating statements of cash flows for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, for the parent company, our combined subsidiaries which guarantee our senior notes (“Subsidiary Guarantors”), our combined subsidiaries which are not Subsidiary Guarantors (primarily foreign subsidiaries) (“Subsidiary Nonguarantors”) and the Company, as if the new Subsidiary Nonguarantors had been in place as of and for all periods presented. The Subsidiary Guarantors are 100% owned, directly or indirectly, by the parent company and the guarantees are joint and several obligations of each of the Subsidiary Guarantors. The guarantees are full and unconditional, as those terms are used in Rule 3-10 of Regulation S-X, except that a Subsidiary Guarantor can be automatically released and relieved of its obligations under certain customary circumstances contained in the indentures governing our senior notes. These customary circumstances include, so long as other applicable provisions of the indentures are adhered to, the termination or release of a Subsidiary Guarantor’s guarantee of other indebtedness or upon the legal defeasance or covenant defeasance or satisfaction and discharge of our senior notes. Separate financial statements for our Subsidiary Guarantors are not presented because we have determined that such financial statements would not be material to investors. The accounting policies of the parent company, the Subsidiary Guarantors and the Subsidiary Nonguarantors are the same as those described for the Company in the Summary of Significant Accounting Policies in Note 1. There are no restrictions on the ability of the Subsidiary Guarantors to transfer funds to us in the form of cash dividends, loans or advances.

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Balance Sheet at February 28, 2017
Current assets:
Cash and cash equivalents	$9.6	$5.3	$162.5	$—	$177.4
Accounts receivable	2.4	18.1	716.5	—	737.0
Inventories	162.3	1,456.6	502.8	(166.6)	1,955.1
Intercompany receivable	21,894.2	30,298.2	14,985.4	(67,177.8)	—
Prepaid expenses and other	40.4	69.1	235.2	15.8	360.5
Total current assets	22,108.9	31,847.3	16,602.4	(67,328.6)	3,230.0
Property, plant and equipment	69.5	680.1	3,183.2	—	3,932.8
Investments in subsidiaries	16,965.2	267.2	5,370.3	(22,602.7)	—
Goodwill	—	6,185.5	1,735.0	—	7,920.5
Intangible assets	—	810.2	2,567.5	—	3,377.7
Intercompany notes receivable	5,074.5	2,155.5	—	(7,230.0)	—
Other assets	17.9	4.5	119.0	—	141.4
Total assets	$44,236.0	$41,950.3	$29,577.4	$(97,161.3)	$18,602.4

Current liabilities:
Notes payable to banks	$231.0	$—	$375.5	$—	$606.5
Current maturities of long-term debt	767.9	16.2	126.8	—	910.9
Accounts payable	47.6	57.5	454.7	—	559.8
Accrued excise taxes	17.8	26.0	0.8	—	44.6
Intercompany payable	30,722.8	23,203.3	13,251.7	(67,177.8)	—
Other accrued expenses and liabilities	252.4	177.5	174.8	(28.9)	575.8
Total current liabilities	32,039.5	23,480.5	14,384.3	(67,206.7)	2,697.6
Long-term debt, less current maturities	5,260.2	11.8	2,448.7	—	7,720.7
Deferred income taxes	13.3	698.0	422.3	—	1,133.6
Intercompany notes payable	—	4,639.4	2,590.6	(7,230.0)	—
Other liabilities	31.8	8.9	125.0	—	165.7
Total liabilities	37,344.8	28,838.6	19,970.9	(74,436.7)	11,717.6
Total CBI stockholders’ equity	6,891.2	13,111.7	9,612.9	(22,724.6)	6,891.2
Noncontrolling interests	—	—	(6.4)	—	(6.4)
Total stockholders’ equity	6,891.2	13,111.7	9,606.5	(22,724.6)	6,884.8
Total liabilities and stockholders’ equity	$44,236.0	$41,950.3	$29,577.4	$(97,161.3)	$18,602.4

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Balance Sheet at February 29, 2016
Current assets:
Cash and cash equivalents	$6.0	$3.6	$73.5	$—	$83.1
Accounts receivable	0.4	21.8	710.3	—	732.5
Inventories	151.6	1,345.8	481.5	(127.3)	1,851.6
Intercompany receivable	16,759.0	24,420.0	11,756.2	(52,935.2)	—
Prepaid expenses and other	29.6	57.1	347.0	(123.3)	310.4
Total current assets	16,946.6	25,848.3	13,368.5	(53,185.8)	2,977.6
Property, plant and equipment	63.2	636.0	2,634.2	—	3,333.4
Investments in subsidiaries	16,384.0	202.3	4,986.1	(21,572.4)	—
Goodwill	—	6,184.2	954.4	—	7,138.6
Intangible assets	—	863.3	2,538.4	2.1	3,403.8
Intercompany notes receivable	4,705.9	2,067.7	—	(6,773.6)	—
Other assets	20.0	3.6	88.0	—	111.6
Total assets	$38,119.7	$35,805.4	$24,569.6	$(81,529.7)	$16,965.0

Current liabilities:
Notes payable to banks	$—	$—	$408.3	$—	$408.3
Current maturities of long-term debt	765.6	18.0	73.1	—	856.7
Accounts payable	37.7	45.6	346.0	—	429.3
Accrued excise taxes	14.7	14.7	4.2	—	33.6
Intercompany payable	24,929.8	17,889.6	10,115.8	(52,935.2)	—
Other accrued expenses and liabilities	349.1	186.3	173.5	(164.5)	544.4
Total current liabilities	26,096.9	18,154.2	11,120.9	(53,099.7)	2,272.3
Long-term debt, less current maturities	5,421.4	15.6	1,379.2	—	6,816.2
Deferred income taxes	11.9	615.7	394.6	—	1,022.2
Intercompany notes payable	—	4,619.8	2,153.8	(6,773.6)	—
Other liabilities	29.9	16.8	115.8	—	162.5
Total liabilities	31,560.1	23,422.1	15,164.3	(59,873.3)	10,273.2
Total CBI stockholders’ equity	6,559.6	12,383.3	9,273.1	(21,656.4)	6,559.6
Noncontrolling interests	—	—	132.2	—	132.2
Total stockholders’ equity	6,559.6	12,383.3	9,405.3	(21,656.4)	6,691.8
Total liabilities and stockholders’ equity	$38,119.7	$35,805.4	$24,569.6	$(81,529.7)	$16,965.0

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Comprehensive Income for the Year Ended February 28, 2017
Sales	$2,832.6	$6,254.4	$3,535.1	$(4,560.5)	$8,061.6
Less – excise taxes	(351.9)	(320.8)	(57.4)	—	(730.1)
Net sales	2,480.7	5,933.6	3,477.7	(4,560.5)	7,331.5
Cost of product sold	(1,974.5)	(4,373.8)	(1,949.9)	4,496.1	(3,802.1)
Gross profit	506.2	1,559.8	1,527.8	(64.4)	3,529.4
Selling, general and administrative expenses	(417.2)	(707.5)	(290.5)	22.8	(1,392.4)
Gain on sale of business	(23.4)	(4.3)	290.1	—	262.4
Operating income	65.6	848.0	1,527.4	(41.6)	2,399.4
Equity in earnings (losses) of equity method investees and subsidiaries	1,657.4	(31.1)	411.7	(2,010.7)	27.3
Interest income	0.4	—	1.4	—	1.8
Intercompany interest income	227.1	402.7	3.6	(633.4)	—
Interest expense	(280.0)	(1.5)	(53.6)	—	(335.1)
Intercompany interest expense	(311.1)	(197.4)	(124.9)	633.4	—
Income before income taxes	1,359.4	1,020.7	1,765.6	(2,052.3)	2,093.4
(Provision for) benefit from income taxes	175.7	(385.8)	(347.6)	3.5	(554.2)
Net income	1,535.1	634.9	1,418.0	(2,048.8)	1,539.2
Net income attributable to noncontrolling interests	—	—	(4.1)	—	(4.1)
Net income attributable to CBI	$1,535.1	$634.9	$1,413.9	$(2,048.8)	$1,535.1

Comprehensive income attributable to CBI	$1,587.8	$634.8	$1,436.3	$(2,071.1)	$1,587.8

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Comprehensive Income for the Year Ended February 29, 2016
Sales	$2,522.8	$5,491.3	$3,138.7	$(3,929.0)	$7,223.8
Less – excise taxes	(332.6)	(280.9)	(61.9)	—	(675.4)
Net sales	2,190.2	5,210.4	3,076.8	(3,929.0)	6,548.4
Cost of product sold	(1,759.6)	(3,835.4)	(1,894.6)	3,883.5	(3,606.1)
Gross profit	430.6	1,375.0	1,182.2	(45.5)	2,942.3
Selling, general and administrative expenses	(378.4)	(595.1)	(224.5)	20.8	(1,177.2)
Operating income	52.2	779.9	957.7	(24.7)	1,765.1
Equity in earnings (losses) of equity method investees and subsidiaries	1,224.2	(30.5)	373.0	(1,540.1)	26.6
Dividend income	—	—	24.5	—	24.5
Interest income	0.2	—	0.6	—	0.8
Intercompany interest income	191.4	354.3	3.4	(549.1)	—
Interest expense	(290.1)	(1.2)	(23.4)	—	(314.7)
Intercompany interest expense	(267.4)	(173.7)	(108.0)	549.1	—
Loss on write-off of debt issuance costs	(0.4)	—	(0.7)	—	(1.1)
Income before income taxes	910.1	928.8	1,227.1	(1,564.8)	1,501.2
(Provision for) benefit from income taxes	144.8	(351.4)	(242.3)	8.3	(440.6)
Net income	1,054.9	577.4	984.8	(1,556.5)	1,060.6
Net income attributable to noncontrolling interests	—	—	(5.7)	—	(5.7)
Net income attributable to CBI	$1,054.9	$577.4	$979.1	$(1,556.5)	$1,054.9

Comprehensive income attributable to CBI	$733.3	$575.7	$651.8	$(1,227.5)	$733.3

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Comprehensive Income for the Year Ended February 28, 2015
Sales	$2,406.4	$4,936.9	$3,107.3	$(3,778.5)	$6,672.1
Less – excise taxes	(324.8)	(251.4)	(67.9)	—	(644.1)
Net sales	2,081.6	4,685.5	3,039.4	(3,778.5)	6,028.0
Cost of product sold	(1,678.4)	(3,574.7)	(1,924.6)	3,728.3	(3,449.4)
Gross profit	403.2	1,110.8	1,114.8	(50.2)	2,578.6
Selling, general and administrative expenses	(388.2)	(454.0)	(251.4)	15.2	(1,078.4)
Operating income	15.0	656.8	863.4	(35.0)	1,500.2
Equity in earnings (losses) of equity method investees and subsidiaries	828.0	(30.6)	289.4	(1,065.3)	21.5
Interest income	0.1	—	1.3	—	1.4
Intercompany interest income	177.8	304.8	2.3	(484.9)	—
Interest expense	(296.4)	(1.4)	(41.3)	—	(339.1)
Intercompany interest expense	(222.0)	(161.8)	(101.1)	484.9	—
Loss on write-off of debt issuance costs	—	—	(4.4)	—	(4.4)
Income before income taxes	502.5	767.8	1,009.6	(1,100.3)	1,179.6
(Provision for) benefit from income taxes	336.8	(291.8)	(399.4)	11.0	(343.4)
Net income	839.3	476.0	610.2	(1,089.3)	836.2
Net loss attributable to noncontrolling interests	—	—	3.1	—	3.1
Net income attributable to CBI	$839.3	$476.0	$613.3	$(1,089.3)	$839.3

Comprehensive income attributable to CBI	$622.4	$476.7	$390.5	$(867.2)	$622.4

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Cash Flows for the Year Ended February 28, 2017
Net cash provided by operating activities	$341.4	$1,051.5	$958.5	$(655.4)	$1,696.0

Cash flows from investing activities:
Purchases of businesses, net of cash acquired	—	—	(1,111.0)	—	(1,111.0)
Purchases of property, plant and equipment	(12.8)	(89.8)	(804.8)	—	(907.4)
Proceeds from sale of business	(9.9)	—	585.2	—	575.3
Net proceeds from intercompany notes	422.0	—	—	(422.0)	—
Net returns of capital from equity affiliates	470.7	—	—	(470.7)	—
Other investing activities	0.7	(0.1)	(19.3)	—	(18.7)
Net cash provided by (used in) investing activities	870.7	(89.9)	(1,349.9)	(892.7)	(1,461.8)

Cash flows from financing activities:
Dividends paid to parent company	—	—	(868.7)	868.7	—
Net returns of capital to equity affiliates	—	(22.0)	(235.4)	257.4	—
Net proceeds from (repayments of) intercompany notes	(20.2)	(855.4)	453.6	422.0	—
Purchases of treasury stock	(1,122.7)	—	—	—	(1,122.7)
Principal payments of long-term debt	(767.6)	(20.6)	(183.6)	—	(971.8)
Dividends paid	(315.1)	—	—	—	(315.1)
Payments of minimum tax withholdings on stock-based payment awards	—	(61.9)	(3.0)	—	(64.9)
Payments of debt issuance costs and other financing costs	(5.0)	—	(9.1)	—	(14.1)
Proceeds from issuance of long-term debt	600.0	—	1,365.6	—	1,965.6
Net proceeds from (repayments of) notes payable	231.0	—	(33.9)	—	197.1
Excess tax benefits from stock-based payment awards	131.4	—	—	—	131.4
Proceeds from shares issued under equity compensation plans	59.7	—	—	—	59.7
Net cash provided by (used in) financing activities	(1,208.5)	(959.9)	485.5	1,548.1	(134.8)

Effect of exchange rate changes on cash and cash equivalents	—	—	(5.1)	—	(5.1)

Net increase in cash and cash equivalents	3.6	1.7	89.0	—	94.3
Cash and cash equivalents, beginning of year	6.0	3.6	73.5	—	83.1
Cash and cash equivalents, end of year	$9.6	$5.3	$162.5	$—	$177.4

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Cash Flows for the Year Ended February 29, 2016
Net cash provided by (used in) operating activities	$(448.7)	$1,299.5	$617.7	$(54.8)	$1,413.7

Cash flows from investing activities:
Purchases of businesses, net of cash acquired	(998.5)	(316.2)	(1.7)	—	(1,316.4)
Purchases of property, plant and equipment	(14.1)	(52.3)	(824.9)	—	(891.3)
Net proceeds from intercompany notes	842.4	—	—	(842.4)	—
Net investments in equity affiliates	(216.7)	—	—	216.7	—
Other investing activities	3.5	0.2	(3.4)	—	0.3
Net cash used in investing activities	(383.4)	(368.3)	(830.0)	(625.7)	(2,207.4)

Cash flows from financing activities:
Dividends paid to parent company	—	—	(88.8)	88.8	—
Net contributions from (returns of) equity affiliates	—	(33.0)	283.7	(250.7)	—
Net proceeds from (repayments of) intercompany notes	250.4	(819.8)	(273.0)	842.4	—
Purchases of treasury stock	(33.8)	—	—	—	(33.8)
Principal payments of long-term debt	(64.5)	(39.4)	(104.8)	—	(208.7)
Dividends paid	(241.6)	—	—	—	(241.6)
Payments of minimum tax withholdings on stock-based payment awards	—	(35.9)	(2.7)	—	(38.6)
Payments of debt issuance costs and other financing costs	(13.3)	—	—	—	(13.3)
Proceeds from issuance of long-term debt	600.0	—	10.0	—	610.0
Net proceeds from notes payable	—	—	360.6	—	360.6
Excess tax benefits from stock-based payment awards	203.4	—	—	—	203.4
Proceeds from shares issued under equity compensation plans	113.0	—	—	—	113.0
Proceeds from noncontrolling interests	—	—	25.0	—	25.0
Net cash provided by (used in) financing activities	813.6	(928.1)	210.0	680.5	776.0

Effect of exchange rate changes on cash and cash equivalents	—	—	(9.3)	—	(9.3)

Net increase (decrease) in cash and cash equivalents	(18.5)	3.1	(11.6)	—	(27.0)
Cash and cash equivalents, beginning of year	24.5	0.5	85.1	—	110.1
Cash and cash equivalents, end of year	$6.0	$3.6	$73.5	$—	$83.1

	Parent Company	Subsidiary Guarantors	Subsidiary Nonguarantors	Eliminations	Consolidated
(in millions)
Condensed Consolidating Statement of Cash Flows for the Year Ended February 28, 2015
Net cash provided by (used in) operating activities	$(514.8)	$834.0	$800.6	$(38.8)	$1,081.0

Cash flows from investing activities:
Purchase of businesses, net of cash acquired	—	—	(310.3)	—	(310.3)
Purchases of property, plant and equipment	(23.1)	(36.0)	(660.3)	—	(719.4)
Net proceeds from intercompany notes	485.4	—	—	(485.4)	—
Net investments in equity affiliates	(41.4)	—	—	41.4	—
Other investing activities	(0.1)	(5.6)	19.5	—	13.8
Net cash provided by (used in) investing activities	420.8	(41.6)	(951.1)	(444.0)	(1,015.9)

Cash flows from financing activities:
Dividends paid to parent company	—	—	(65.8)	65.8	—
Net contributions from (returns of capital to) equity affiliates	—	(23.9)	92.3	(68.4)	—
Net proceeds from (repayments of) intercompany notes	(262.8)	(723.2)	500.6	485.4	—
Principal payments of long-term debt	(549.2)	(19.4)	(37.1)	—	(605.7)
Payments of minimum tax withholdings on stock-based payment awards	—	(26.1)	(2.3)	—	(28.4)
Payments of debt issuance costs and other financing costs	(11.7)	—	(2.1)	—	(13.8)
Proceeds from issuance of long-term debt	800.0	—	105.0	—	905.0
Net proceeds from notes payable	—	—	13.1	—	13.1
Excess tax benefits from stock-based payment awards	78.0	—	—	—	78.0
Proceeds from shares issued under equity compensation plans	63.7	—	—	—	63.7
Proceeds from noncontrolling interests	—	—	115.0	—	115.0
Payment of delayed purchase price arrangement	—	—	(543.3)	—	(543.3)
Net cash provided by (used in) financing activities	118.0	(792.6)	175.4	482.8	(16.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	(2.5)	—	(2.5)

Net increase (decrease) in cash and cash equivalents	24.0	(0.2)	22.4	—	46.2
Cash and cash equivalents, beginning of year	0.5	0.7	62.7	—	63.9
Cash and cash equivalents, end of year	$24.5	$0.5	$85.1	$—	$110.1